Description of Business, Ownership, Basis of Presentation, and Principles of Consolidation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Description of Business, Ownership, Basis of Presentation, and Principles of Consolidation
(1)	Description of Business, Ownership Formation, Basis of Presentation, and Principles of Consolidation

Description of Business

DriveTime Automotive Group, Inc. (“DTAG”) and DT Acceptance Corporation (“DTAC”) (together referred to herein as “we,” “our,” “the Company,” and “us”), through their subsidiaries, own and operate used automobile dealerships in the United States focusing primarily on the sale and financing of used vehicles to the subprime market. The subprime market is comprised of customers with modest incomes who have experienced credit difficulties or have very limited credit histories, and/or do not have access to obtain their own source of financing from third-party finance companies. Therefore, we provide financing for substantially all of the vehicles we sell. Since many of our customers may be unable to obtain financing to purchase a vehicle from another company, financing is an essential component of the services that we provide to our customers. We fund this portfolio primarily through portfolio warehouse facilities, securitizations, and other portfolio term financings.

In December 2011, as a supplement to our core operations, we launched a new indirect lending business segment, GO Financial (“GO”). GO provides indirect auto financing to third-party automobile dealerships collateralized by pools of subprime auto loans and is a separate operating segment.

Ownership

DTAG and DTAC are sister companies, generally with DTAG directing our retail vehicle sales and operations and DTAC directing our financing and collections operations. As of March 31, 2013, and December 31, 2012, the shareholders of DTAG and DTAC were Ernest C. Garcia II (Chairman) and the Garcia Family Trusts (collectively, herein also referred to as “Principal Shareholder” or “Mr. Garcia”) owning 100.0 shares, or 98.3% of each of DTAG and DTAC and Raymond C. Fidel (President and CEO) owning 1.8 shares, or 1.7% of each of DTAG and DTAC. DTAG and DTAC are sister companies, generally with DTAG directing our retail vehicle sales operations and DTAC directing our financing and collection operations.

Basis of Presentation

We have determined that DTAC is a variable interest entity (“VIE”) and DTAG is the primary beneficiary of DTAC. Therefore, the accounts of DTAG and DTAC are consolidated and intercompany transactions between DTAG and DTAC are eliminated in consolidation. We determined DTAG is the primary beneficiary of DTAC because DTAG has both (1) the power to direct the activities of DTAC that most significantly impact DTAC’s economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAG has the power to direct the activities of DTAC because it originates and sells 100% of the loans DTAC is required to purchase, sets underwriting standards and origination terms, sets servicing and collection policies administered by DTAC, as well as the fact that DTAC was created and designed by DTAG to obtain third party financing for DTAG’s originations. DTAG also has potentially significant variable interests in the form of debt capital provided to DTAC through various debt issuances, guarantees of DTAC’s debt, as well as operational liabilities owed to DTAG, all of which carry the obligation to absorb losses or receive benefits of DTAC. Creditors of DTAC generally do not have recourse to the general credit of DTAG, except that the special purpose entity (“SPE”) related to our term residual facility entered into a demand note with DTAC. The demand note is guaranteed by DTAG.

Total assets of DTAC consolidated into DTAG are comprised primarily of net finance receivables, cash and cash equivalents, restricted cash, investments held in trust, and deferred financing costs. Total liabilities consolidated into DTAG are comprised primarily of portfolio warehouse, portfolio term, and senior secured debt. Total revenue of DTAC consolidated into DTAG are comprised of interest and dealer finance income. DTAC expenses are comprised of provision for credit losses, interest expense and general and administrative expenses.

Also included in the consolidated financial statements are SPEs of DTAC, which are all bankruptcy remote entities formed in conjunction with our securitizations, warehouse facilities, residual facility, real estate financing, and bank term financing transactions. We have determined that these SPEs are VIEs and DTAC is the primary beneficiary. Therefore, all intercompany accounts and transactions have been eliminated in consolidation for all periods presented. We determined DTAC is the primary beneficiary of these SPEs because DTAC has both (1) the power to direct the activities of the SPEs that most significantly impact the SPEs’ economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAC has the power to direct the activities of these SPEs because it services the loans in each of the securitizations, warehouse facilities and other lending arrangements. DTAC also has potentially significant variable interests in the form of holding the residual certificates for securitizations and rights to residual cash flows of the warehouse facilities. Creditors of the SPEs generally do not have recourse to the general credit of DTAC, except through servicing performance guarantees.

For more information regarding DTAC’s financial position and results of operations and the SPEs’ financial position and results of operations consolidated into DTAG and DTAC, respectively, see Note-14 Supplemental Consolidating Financial Information.

These condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, such interim condensed consolidated financial statements reflect all normal recurring adjustments considered necessary to present fairly the financial position, results of operations, and cash flows for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full fiscal year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes as of and for the year-ended December 31, 2012, which are included in our Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on March 28, 2013.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities. Certain accounting estimates involve significant judgments, assumptions, and estimates by management that have a material impact on the carrying value of certain assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period which management considers to be critical accounting estimates. The judgments, assumptions, and estimates used by management are based on historical experience, managements’ experience, and other factors, which are believed to be reasonable under the circumstances. Because of the nature of the judgments and assumptions made by management, actual results could differ materially from these judgments and estimates, which could have a material impact on the carrying values of our assets and liabilities and our results of operations.

Significant items subject to estimates and assumptions include the allowance for credit losses, inventory valuation, fair value measurements, certain legal reserves, our reserve for sales returns and allowances, our recovery receivables, and our warranty accrual. Actual results could differ from these estimates.

(1) Description of Business, Ownership, Basis of Presentation, and Principles of Consolidation

Description of Business

DriveTime Automotive Group, Inc. (“DTAG”) (referred to herein as “we,” “our,” “the Company,” and “us”), through its subsidiaries, owns and operates used automobile dealerships in the United States focusing on the sale and financing of used vehicles to the subprime credit market. The subprime credit market is comprised of customers with modest incomes who have experienced credit difficulties, have very limited credit histories, and/or do not have access to obtain their own source of financing from third-party finance companies. Therefore, we provide financing for substantially all of the vehicles we sell. Since many of our customers may be unable to obtain financing to purchase a vehicle from another company, financing is an essential component of the services that we provide our customers. We fund this portfolio primarily through portfolio warehouse facilities, securitizations, and other portfolio term financings.

In December 2011, as a supplement to our core operations, we launched a new indirect lending business segment, GO Financial (“GO”). GO provides indirect auto financing to third-party automobile dealerships collateralized by pools of subprime auto loans and is a separate operating segment.

Ownership

DTAG and DTAC are sister companies, generally with DTAG directing our retail vehicle sales operations and DTAC directing our financing and collections operations. As of December 31, 2012 and 2011, the shareholders of DTAG and DTAC were Ernest C. Garcia II (Chairman) and the Garcia Family Trusts (collectively, herein also referred to as “Principal Shareholder” or “Mr. Garcia”) owning 100.0 shares, or 98.3% of each of DTAG and DTAC, and Raymond C. Fidel (President and CEO) owning 1.8 shares or 1.7% of each of DTAG and DTAC.

Basis of Presentation

We have determined that DTAC is a variable interest entity (“VIE”) and DTAG is the primary beneficiary of DTAC. Therefore, the accounts of DTAG and DTAC are consolidated and intercompany transactions between DTAG and DTAC are eliminated in consolidation. We determined DTAG is the primary beneficiary of DTAC because DTAG has both (1) the power to direct the activities of DTAC that most significantly impact DTAC’s economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAG has the power to direct the activities of DTAC because it originates and sells 100% of the loans DTAC is required to purchase, sets underwriting standards and origination terms, sets servicing and collection policies administered by DTAC, as well as the fact that DTAC was created and designed by DTAG to obtain third-party financing for DTAG’s originations. DTAG also has potentially significant variable interests in the form of debt capital provided to DTAC through various debt issuances, guarantees of DTAC’s debt, as well as operational liabilities owed to DTAG, all of which carry the obligation to absorb losses or receive benefits of DTAC. Creditors of DTAC generally do not have recourse to the general credit of DTAG, except that the special purpose entity (“SPE”) related to our term residual facility entered into a demand note with DTAC. The demand note is guaranteed by DTAG. (See Note 8—“Debt Obligations” for further information.)

Total assets of DTAC consolidated into DTAG are comprised primarily of net finance receivables, cash and cash equivalents, restricted cash, investments held in trust, and deferred financing costs. Total liabilities consolidated into DTAG are comprised primarily of portfolio warehouse, portfolio term, and senior secured debt. Total revenue of DTAC consolidated into DTAG is comprised of interest and dealer finance income. DTAC expenses are comprised of provision for credit losses, interest expense and general and administrative expenses.

Also included in the consolidated financial statements are SPEs of DTAC, which are all bankruptcy remote entities formed in conjunction with our securitizations, warehouse facilities, residual facility, real estate financing, and bank term financing transactions. We have determined that these SPEs’ are VIE’s and DTAC is the primary beneficiary. Therefore, all intercompany accounts and transactions have been eliminated in consolidation for all periods presented. We determined DTAC is the primary beneficiary of these SPEs because DTAC has both (1) the power to direct the activities of the SPEs that most significantly impact the SPEs’ economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAC has the power to direct the activities of these SPEs because it services the loans in each of the securitizations, warehouse facilities and other lending arrangements. DTAC also has potentially significant variable interests in the form of holding the residual certificates for securitizations and rights to residual cash flows of the warehouse facilities. Creditors of the SPEs generally do not have recourse to the general credit of DTAC, except through servicing performance guarantees.

For more information regarding DTAC’s financial position and results of operations and the SPEs’ financial position and results of operations consolidated into DTAG and DTAC, respectively, see Note 18 – “Supplemental Consolidating Financial Information,” to our consolidated financial statements included below in this prospectus.

The consolidated balance sheets have been adjusted to reflect Mr. Garcia’s basis in the Company through the application of push-down accounting, as it relates to his acquisition of the Company in March 2002 when he acquired our predecessor, Ugly Duckling Corporation. Although not material, certain prior period amounts have been reclassified to be consistent with the current period financial statement presentation.